Pension Plans And Other Post-Retirement Benefits (Schedule Of Net Liability Recognized On Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Current liability	$ 8,370	$ 4,930
Noncurrent liability	59,564	61,782
Net liability recognized	67,934	66,712
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liability	21,433	28,632
Net liability recognized	$ 21,433	$ 28,632